Compensation of Key Management Personnel	12 Months Ended
Dec. 31, 2020
Compensation Of Key Management Personnel [Abstract]
Compensation of Key Management Personnel

25. COMPENSATION OF KEY MANAGEMENT PERSONNEL

Key management personnel have been identified as the Board of Directors and the three executive officers of the Company (2019 – four executive officers).

Key management personnel remuneration consisted of the following:

($000s)	2020	2019
Salaries, incentives and short-term benefits	1,762	2,560
Share-based compensation	826	2,736
Total	2,588	5,296